financial instruments - Fair Values Derivatives (Details)	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / $ $ / shares ₱ / shares € / $ $ / € TWh	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($) ₱ / shares	Dec. 31, 2023 CAD ($) $ / $	Dec. 31, 2023 CAD ($) $ / €	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($) TWh
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 65,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000	$ 36,000,000
Current Liabilities, Fair value and carrying value	$ 11,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	$ 25,000,000	25,000,000
Derivative assets | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Hedge ratio	1.00%						1.00%
Derivative assets | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments	$ (22,000,000)		163,000,000
Derivative assets | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Spread included in fair value of derivative instruments	2,000,000		3,000,000
Current Asset derivatives
Disclosure of detailed information about financial instruments
Current Assets, Fair value and carrying value	$ 65,000,000	$ 36,000,000	36,000,000	$ 36,000,000	36,000,000	36,000,000	$ 36,000,000	36,000,000
Current Asset derivatives | Currency risk related to revenues | HFT | U.S. Dollars
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Rate | ₱ / shares	58			56
Current Asset derivatives | Currency risk related to transactions against Pesos | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2024
Current Assets, Notional amount	$ 43,000,000	$ 111,000,000	111,000,000	$ 111,000,000	111,000,000	111,000,000	111,000,000	111,000,000
Current Assets, Fair value and carrying value		$ 2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Current Asset derivatives | Currency risk related to transactions against CAD | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2025
Current Assets, Notional amount	$ 72,000,000
Current Assets, Fair value and carrying value	$ 1,000,000
Rate | $ / shares	1.43
Current Asset derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2024
Current Assets, Notional amount	$ 410,000,000	$ 47,000,000	47,000,000	47,000,000	$ 47,000,000	47,000,000	47,000,000	47,000,000
Current Assets, Fair value and carrying value	$ 20,000,000
Rate | $ / $	1.36				1.31
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2024
Current Assets, Notional amount	$ 1,201,000,000	$ 118,000,000	118,000,000	118,000,000	$ 118,000,000	118,000,000	118,000,000	118,000,000
Current Assets, Fair value and carrying value	$ 31,000,000	$ 1,000,000	1,000,000	1,000,000	$ 1,000,000	1,000,000	1,000,000	1,000,000
Rate	1.4				1.31
Current Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2028	2027
Current Assets, Notional amount	$ 46,000,000	$ 45,000,000	45,000,000	45,000,000	$ 45,000,000	45,000,000	45,000,000	45,000,000
Current Assets, Fair value and carrying value	$ 13,000,000	$ 17,000,000	17,000,000	17,000,000	17,000,000	$ 17,000,000	17,000,000	17,000,000
Rate | $ / €	1.09					1.09
Current Asset derivatives | Price risk associated with purchase of electrical power | HFT
Disclosure of detailed information about financial instruments
Maximum maturity date		2047
Current Assets, Fair value and carrying value		$ 14,000,000	14,000,000	14,000,000	14,000,000	$ 14,000,000	14,000,000	$ 14,000,000
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh								0.4
Electrical consumption commodity derivative, Price (CAD/MWh).			30.6
Current Asset derivatives | Interest rate risk associated with non-fixed rate credit facility amounts drawn | Cash flow hedging item (HFH) | 3.5% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2028	2024
Current Assets, Notional amount	$ 12,000,000	$ 11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	$ 11,000,000
Current Assets, Fair value and carrying value		$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000
Interest rate on borrowings	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Other Long-Term Asset derivatives
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Other Long-Term Assets, Fair value and carrying value	$ 113,000,000	$ 179,000,000	$ 179,000,000	$ 179,000,000	$ 179,000,000	$ 179,000,000	$ 179,000,000	$ 179,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2032
Rate | $ / shares	1.32
Other Long-Term Assets, Notional amount	$ 3,069,000,000
Other Long-Term Assets, Fair value and carrying value	$ 86,000,000
Other Long-Term Asset derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date	2028
Rate | € / $	1.09
Other Long-Term Assets, Notional amount	$ 557,000,000
Other Long-Term Assets, Fair value and carrying value	$ 24,000,000
Other Long-Term Asset derivatives | Price risk associated with purchase of electrical power | HFT
Disclosure of detailed information about financial instruments
Maximum maturity date		2047
Other Long-Term Assets, Fair value and carrying value		$ 179,000,000	179,000,000	179,000,000	179,000,000	179,000,000	179,000,000	$ 179,000,000
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh								6.9
Electrical consumption commodity derivative, Price (CAD/MWh).			39.52
Other Long-Term Asset derivatives | Interest rate risk associated with non-fixed rate credit facility amounts drawn | HFT | 3.5% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date	2028
Other Long-Term Assets, Notional amount	$ 211,000,000
Other Long-Term Assets, Fair value and carrying value	$ 3,000,000
Interest rate on borrowings	3.50%
Current Liabilities derivatives
Disclosure of detailed information about financial instruments
Current Liabilities, Fair value and carrying value	$ 11,000,000	$ 25,000,000	25,000,000	$ 25,000,000	25,000,000	25,000,000	25,000,000	$ 25,000,000
Current Liabilities derivatives | Currency risk related to transactions against Pesos | HFT | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2024
Rate | ₱ / shares	57			55
Current Liabilities, Notional amount	$ 129,000,000	$ 18,000,000	$ 18,000,000	$ 18,000,000	18,000,000	18,000,000	18,000,000	18,000,000
Current Liabilities, Fair value and carrying value	$ 3,000,000
Current Liabilities derivatives | Currency risk related to purchases | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2024
Rate	1.42		1.34
Current Liabilities, Notional amount	$ 30,000,000	$ 401,000,000	$ 401,000,000	401,000,000	401,000,000	401,000,000	401,000,000	401,000,000
Current Liabilities, Fair value and carrying value		$ 7,000,000	$ 7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000
Current Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2025	2024
Rate	1.44		1.35
Current Liabilities, Notional amount	$ 1,117,000,000	$ 943,000,000	$ 943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000
Current Liabilities, Fair value and carrying value	$ 2,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000	18,000,000
Current Liabilities derivatives | Price risk associated with purchase of electrical power | HFT
Disclosure of detailed information about financial instruments
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh	0.4
Electrical consumption commodity derivative, Price (CAD/MWh).	$ 31,760,000
Current Liabilities derivatives | Price risk associated with purchase of electrical power | HFT
Disclosure of detailed information about financial instruments
Maximum maturity date	2047
Current Liabilities, Fair value and carrying value	$ 6,000,000
Other Long-Term Liabilities derivatives
Disclosure of detailed information about financial instruments
Other Long-Term Liabilities, Fair value and carrying value	$ 118,000,000	$ 191,000,000	191,000,000	191,000,000	$ 191,000,000	$ 191,000,000	191,000,000	191,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | U.S. Dollars
Disclosure of detailed information about financial instruments
Maximum maturity date	2049	2049
Rate	1.3				1.31	1.09
Other Long-Term Liabilities, Notional amount	$ 3,378,000,000	$ 6,610,000,000	6,610,000,000	6,610,000,000	$ 6,610,000,000	$ 6,610,000,000	6,610,000,000	6,610,000,000
Other Long-Term Liabilities, Fair value and carrying value	$ 86,000,000	$ 176,000,000	176,000,000	176,000,000	176,000,000	176,000,000	176,000,000	176,000,000
Other Long-Term Liabilities derivatives | Currency risk related to long-term debt | Cash flow hedging item (HFH) | European euro
Disclosure of detailed information about financial instruments
Maximum maturity date		2027
Other Long-Term Liabilities, Notional amount		$ 591,000,000	591,000,000	591,000,000	591,000,000	591,000,000	591,000,000	591,000,000
Other Long-Term Liabilities, Fair value and carrying value		$ 13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000
Other Long-Term Liabilities derivatives | Price risk associated with purchase of electrical power | HFT
Disclosure of detailed information about financial instruments
Electrical consumption commodity derivative, Notional amount (in TWh) | TWh	6.5
Electrical consumption commodity derivative, Price (CAD/MWh).	$ 40,490,000
Other Long-Term Liabilities derivatives | Interest rate risk associated with non-fixed rate credit facility amounts drawn | Cash flow hedging item (HFH)
Disclosure of detailed information about financial instruments
Maximum maturity date	2047
Other Long-Term Liabilities, Fair value and carrying value	$ 32,000,000
Other Long-Term Liabilities derivatives | Interest rate risk associated with non-fixed rate credit facility amounts drawn | HFT | 3.6% non-fixed rate credit facility
Disclosure of detailed information about financial instruments
Maximum maturity date		2028
Other Long-Term Liabilities, Notional amount		$ 205,000,000	205,000,000	205,000,000	205,000,000	205,000,000	205,000,000	205,000,000
Other Long-Term Liabilities, Fair value and carrying value		$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000	$ 2,000,000
Interest rate on borrowings		3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%